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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                                 Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through December 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                      FUND
                                      PIODX
                                  Ticker Symbol


                                     Annual
                                     Report

                                    12/31/07


                             [LOGO] PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          27

Notes to Financial Statements                                                 37

Report of Independent Registered Public Accounting Firm                       45

Approval of Investment Advisory Agreement                                     46

Trustees, Officers and Service Providers                                      50

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.


Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

In the following interview, John Carey, portfolio manager of the Pioneer Fund, discusses the factors that influenced performance during the 12-month period ended December 31, 2007.

Q: The last few months of the year were fraught with concerns about sub-prime mortgages and the weakening U. S. dollar. How did the Fund navigate its way through those storms and end the year?

A: Pioneer Fund showed a total return at net asset value of 4.71% on the Class A shares for the year ended December 31, 2007. By comparison, the Fund's benchmark, the Standard & Poor's 500 (the S&P 500), an unmanaged index of the general stock market, rose by 5.49% over the same period, and the average return of the 835 funds in the Lipper Analytical Services large-cap core category was 5.73%.

    Our underperformance for the year was due to a shortfall in the second half, which saw a return of -3.07% at net asset value for Pioneer Fund Class A shares, compared with returns of -1.28% for the S&P 500 and -1.13% for the average large-cap core fund in the Lipper universe. The second half was a rocky period for the markets after the positive first half. The main reason for the turnaround in market performance appeared to be the credit crisis that intensified over the summer months and was precipitated by a fall in house prices. As news emerged about the exposures of many financial institutions to "sub-prime" mortgage debt and the complicated financial instruments based on mortgages, investors became concerned, and many stocks fell sharply.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    As we write, the turmoil that started in the U. S. housing and financial sectors has spread into other areas of our economy and also to other countries. As investors lose confidence in the kinds

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     of "structured finance" products and "securitized loan" packages that facilitated so much of the growth in credit availability over the past few years, they may adopt very different strategies in the years ahead, with uncertain consequences for the economy. Some commentators even suggest that we are just at the beginning of what could be a protracted period of difficulty for the financial markets. Nonetheless, we believe that our patient, research-driven approach continues to make sense with respect to the long-term outlook. We also think that there may be some potentially quite compelling investment opportunities over the coming months as anxious investors sell many shares quite indiscriminately.

Q: Please discuss performance in the second half in more detail, specifically which holdings had the greatest positive and negative effects on performance relative to the benchmark S&P 500 Index.

A: Investors responded to the market turmoil in the second half of the year in a variety of ways. Some investors gravitated toward "growth" stocks - that is, companies perceived to have better-than-average chances of achieving higher earnings in the future. Other investors, alarmed by the possibility of inflation, bought gold-mining and other natural-resources stocks. Still others took refuge in consumer-staples and utilities stocks. The cross currents during the widespread portfolio re-positioning created challenging conditions for many of our investments.

     Overall, the Fund underperformed the S&P 500 by somewhat less than 2% in the six months ended December 31. Contributing to the underperformance were the Fund's underweight in the top-performing energy sector, its overweight and our weak stock selection in the poorly-performing consumer discretionary sector, and our lack of investment in several of the leading performers in the consumer-staples and information-technology sectors. McGraw-Hill, its Standard & Poor's business hit hard by the slowdown in issuance of new debt requiring its ratings, was the principal culprit in consumer discretionary. In addition, our not owning the exemplary performers Procter & Gamble in consumer staples and Apple and Google in information technology also held the Fund's returns back relative to the index.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                            (continued)
--------------------------------------------------------------------------------

    On the positive side, we were correctly quite underweight in the dismal financials sector, and we had some very strong individual stock performers in the industrials and materials sectors: Deere in industrials, and Rio Tinto in materials. The former benefited from increased demand for farm equipment in the robust agricultural industry, and the latter was the recipient of a take-over bid from one of its big competitors in mining, BHP Billiton.

Q: What changes did you make to the portfolio in the last six months of the period?

A: The Fund initiated seven positions and eliminated eleven during the last six months of the period. Recognizing the difficulty of issues facing some of our companies, we used the opportunities presented by overall stock-market weakness to "upgrade" the portfolio. In other instances, we took profits as some stocks approached the target prices we had set for them. New purchases included several new names in the mining industry:
    Freeport McMoRan Copper & Gold, Teck Cominco, and Xstrata. While the focus of Freeport is revealed in its name, Teck Cominco and Xstrata are both quite diversified in the metals they produce. All three have, we believe, good long-term opportunities to expand their production and profits. Canadian National Railway is also a commodities "play": it transports forest products, grain, coal, and fertilizers in its modern fleet of locomotives and railcars. Despite its name, Coach is not a railcar, but rather a designer, producer, and marketer of fine-quality, premium-priced leather goods. The Fund took advantage of a depressed stock price to pick up shares of that very successful company. Finally, we added shares of Corning, the manufacturer of fiberoptic cable and liquid-crystal display glass; and we received shares of Banco Bilbao Vizcaya Argentaria, or BBVA, in exchange for our shares of Compass Bancshares as a result of a merger between the two companies.

    On the other side of the ledger, the Fund not only lost Compass Bancshares to a merger, but we also sold ALLTEL and Biomet in acquisition deals. In the cases of all of the other liquidations - Pioneer Natural Resources (no relation to Pioneer Investments!), Novartis, First Horizon National, Washington Mutual, Bank of America, Federated Investors, Merrill-Lynch, and State Street - we either felt the share prices reflected reasonably full value or we thought your money could be better invested elsewhere.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: With all the uneasiness in the markets since the middle of summer, what is your outlook for large-cap core stocks in the year ahead?

A: It seems appropriate to be cautious at the moment, in light of the state of our economy and the diminished earnings prospects for numerous companies. Whereas few economists were predicting recession as recently as a few months ago, some now are; and whereas a so-called "soft landing" was the most common prediction a year ago, more prevalent today is concern over a rather sharper kind of drop. As always, we shall do our best to protect the portfolio against the worst ravages of the market by staying diversified across industries and focusing on companies we think have good balance sheets and prospects for earnings growth. Our commitment for the portfolio is always to be substantially fully invested, since we never know when the market might resume an upward trajectory, but we aim to moderate risk by doing our own research and developing what we believe is a good understanding of the companies whose securities we purchase.

    February 13, 2008, is Pioneer Fund's 80th birthday. It has been quite an exciting life so far! Through everything the managers of the Fund have always endeavored to remember that our first duty is to you, the shareholders of the Fund, who have entrusted your hard-earned money to our care. We hope in the years ahead to continue to enjoy, and merit, your support.

    Thank you as ever for your faithful support.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
 (As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         88.2%
Depositary Receipts for International Stocks                                4.4%
Temporary Cash Investments                                                  4.1%
International Common Stocks                                                 3.3%


 Sector Distribution
--------------------------------------------------------------------------------
 (As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                                                17.0%
Information Technology                                                     15.9%
Consumer Staples                                                           12.5%
Consumer Discretionary                                                     12.4%
Health Care                                                                12.3%
Financials                                                                 10.3%
Energy                                                                      7.6%
Materials                                                                   7.4%
Telecommunication Services                                                  3.5%
Utilities                                                                   1.1%


10 Largest Holdings
--------------------------------------------------------------------------------
(as a percentage of equity holdings)*

  1. Chevron Corp.                                                         3.23%
  2. AT&T Corp.                                                            2.76
  3. Deere & Co.                                                           2.45
  4. Rio Tinto Plc                                                         2.26
  5. PACCAR, Inc.                                                          2.18
  6. Norfolk Southern Corp.                                                2.05
  7. Nokia Corp. (A.D.R.)                                                  2.04
  8. John Wiley & Sons, Inc.                                               2.00
  9. Exxon Mobil Corp.                                                     1.92
 10. Johnson Controls, Inc.                                                1.86

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class       12/31/07          12/31/06
 -----       --------          --------
    A        $46.32            $48.10
    B        $45.11            $46.98
    C        $44.55            $46.44
    R        $46.37            $48.16
    Y        $46.45            $48.23


 Class   12/31/07   4/30/07
------- ---------- --------
    Z     $46.41   $50.61

Distributions Per Share
--------------------------------------------------------------------------------

                       1/1/07 - 12/31/07
                       -----------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
 -----       ------       -------------   -------------
    A        $0.4083           $ -          $3.5716
    B        $     -           $ -          $3.5716
    C        $0.0565           $ -          $3.5716
    R        $0.3474           $ -          $3.5716
    Y        $0.6077           $ -          $3.5716


                      4/30/07* - 12/31/07
                      -------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
 -----       ------       -------------   -------------
   Z         $0.4716           $ -          $3.5716

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 (S&P) Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-15.

* Class Z shares were first publicly offered on April 30, 2007.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)
                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
 10 Years                         6.67%         6.04%
 5 Years                         12.51         11.18
 1 Year                           4.71         -1.31
-----------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                  Gross         Net

                                  1.11%         1.11%
-----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of  $10,000 Investment

                                    Standard & Poor's
                 Pioneer Fund          500 Index
                 ------------       ----------------
12/97              $ 9,425             $ 10,000
                    12,167               12,860
12/99               14,058               15,565
                    14,075               14,148
12/01               12,508               12,468
                     9,974                9,713
12/03               12,426               12,498
                    13,871               13,857
12/05               14,758               14,537
                    17,176               16,831
12/07               17,984               17,755

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

--------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)
                                      If          If
Period                               Held      Redeemed
 10 Years                            5.74%       5.74%
 5 Years                            11.51       11.51
 1 Year                              3.76       -0.08
--------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                     Gross       Net
                                     1.97%       1.97%
--------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Standard & Poor's
                 Pioneer Fund          500 Index
                 ------------       ----------------
12/97             $ 10,000             $ 10,000
                    12,791               12,860
12/99               14,652               15,565
                    14,541               14,148
12/01               12,815               12,468
                    10,129                9,713
12/03               12,503               12,498
                    13,838               13,857
12/05               14,584               14,537
                    16,835               16,831
12/07               17,468               17,755

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

-------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)
                                      If          If
Period                               Held      Redeemed
 10 Years                            5.82%       5.82%
 5 Years                            11.63       11.63
 1 Year                              3.88        3.88
-------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                     Gross       Net
                                     1.89%       1.89%
-------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Standard & Poor's
                 Pioneer Fund          500 Index
                 ------------       ----------------
12/97             $ 10,000             $ 10,000
                    12,793               12,860
12/99               14,662               15,565
                    14,556               14,148
12/01               12,833               12,468
                    10,154                9,713
12/03               12,548               12,498
                    13,896               13,857
12/05               14,667               14,537
                    16,944               16,831
12/07               17,601               17,755

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

-------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)
                                      If          If
Period                               Held      Redeemed
 10 Years                            6.34%       6.34%
 5 Years                            12.38       12.38
 1 Year                              4.56        4.56
-------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                     Gross       Net
                                     1.26%       1.26%
-------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Standard & Poor's
                 Pioneer Fund          500 Index
                 ------------       ----------------
12/97             $ 10,000             $ 10,000
                    12,844               12,860
12/99               14,767               15,565
                    14,710               14,148
12/01               13,008               12,468
                    10,320                9,713
12/03               12,836               12,498
                    14,323               13,857
12/05               15,222               14,537
                    17,692               16,831
12/07               18,497               17,755

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

-------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)
                                      If          If
Period                               Held      Redeemed
 10 Years                            7.06%       7.06%
 5 Years                            12.99       12.99
 1 Year                              5.11        5.11
-------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                     Gross         Net
                                     0.70%       0.70%
-------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Standard & Poor's
                 Pioneer Fund          500 Index
                 ------------       ----------------
12/97             $ 10,000             $ 10,000
                    12,909               12,860
12/99               14,953               15,565
                    15,027               14,148
12/01               13,412               12,468
                    10,740                9,713
12/03               13,440               12,498
                    15,072               13,857
12/05               16,102               14,537
                    18,819               16,831
12/07               19,780               17,755

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception May 6, 1999 would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS Z SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

---------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)
                                   Net Asset    Public Offering
Period                            Value (NAV)     Price (POP)
 10 Years                            6.45%          6.45%
 5 Years                            12.32          12.32
 1 Year                              4.88           4.88
---------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                                     Gross          Net
                                     0.85%          0.85%
---------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Standard & Poor's
                 Pioneer Fund          500 Index
                 ------------       ----------------
12/97             $ 10,000             $ 10,000
                    12,877               12,860
12/99               14,841               15,565
                    14,821               14,148
12/01               13,139               12,468
                    10,450                9,713
12/03               12,986               12,498
                    14,461               13,857
12/05               15,347               14,537
                    17,818               16,831
12/07               18,687               17,755

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance shown for Class Z shares prior to their inception April 30, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/10 for Class Z Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from July 1, 2007 through December 31, 2007.

 Share Class             A            B            C            R            Y            Z
-----------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 7/1/07

 Ending Account      $  969.36    $  965.03    $  965.79    $  968.78    $  971.35    $1,032.39
 On 12/31/07

 Expenses Paid       $    5.36    $    9.76    $    9.27    $    6.10    $    3.48    $    3.59
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.97%, 1.87%, 1.23%, 0.70% and 0.70% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2007 through December 31, 2007


 Share Class             A            B            C            R            Y            Z
-----------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 7/1/07

 Ending Account      $1,009.88    $1,007.64    $1,007.89    $1,009.50    $1,010.84    $1,010.84
 On 12/31/07

 Expenses Paid       $    5.50    $   10.01    $    9.50    $    6.26    $    3.57    $    3.57
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.97%, 1.87%, 1.23%, 0.70% and 0.70% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------


   Shares                                                                 Value
              COMMON STOCKS - 99.1%
              Energy - 7.6%
              Integrated Oil & Gas - 5.1%
2,584,691     Chevron Corp.                                      $  241,229,211
1,533,850     Exxon Mobil Corp.                                     143,706,407
                                                                 --------------
                                                                 $  384,935,618
                                                                 --------------
              Oil & Gas Equipment & Services - 0.9%
  944,400     Weatherford International, Inc.*                   $   64,785,840
                                                                 --------------
              Oil & Gas Exploration & Production - 1.6%
1,125,502     Apache Corp.                                       $  121,036,485
                                                                 --------------
              Total Energy                                       $  570,757,943
                                                                 --------------
              Materials - 7.3%
              Aluminum - 1.4%
2,806,824     Alcoa, Inc.                                        $  102,589,417
                                                                 --------------
              Diversified Chemical - 1.3%
1,276,700     Dow Chemical Co. (b)                               $   50,327,514
1,090,474     E.I. du Pont de Nemours & Co.                          48,078,999
                                                                 --------------
                                                                 $   98,406,513
                                                                 --------------
              Diversified Metals & Mining - 3.1%
  250,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   25,610,000
1,600,000     Rio Tinto Plc                                         168,868,033
  600,000     Teck Cominco, Ltd. (Class B)                           21,426,000
  250,000     Xstrata Plc*                                           17,616,887
                                                                 --------------
                                                                 $  233,520,920
                                                                 --------------
              Industrial Gases - 1.0%
  507,700     Air Products & Chemicals, Inc.                     $   50,074,451
  300,000     Praxair, Inc.                                          26,613,000
                                                                 --------------
                                                                 $   76,687,451
                                                                 --------------
              Specialty Chemicals - 0.5%
  787,300     Ecolab, Inc.                                       $   40,317,633
                                                                 --------------
              Total Materials                                    $  551,521,934
                                                                 --------------


 18  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Capital Goods - 12.3%
              Aerospace & Defense - 3.2%
1,254,200     General Dynamics Corp.                              $  111,611,258
1,669,200     United Technologies Corp.                              127,760,568
                                                                  --------------
                                                                  $  239,371,826
                                                                  --------------
              Construction & Farm Machinery & Heavy Trucks - 5.9%
1,367,500     Caterpillar, Inc.                                   $   99,225,800
1,966,400     Deere & Co.                                            183,111,168
2,996,250     PACCAR, Inc.                                           163,235,700
                                                                  --------------
                                                                  $  445,572,668
                                                                  --------------
              Electrical Component & Equipment - 1.3%
1,120,600     Emerson Electric Co. (b)                            $   63,493,196
  554,100     Rockwell International Corp.                            38,210,736
                                                                  --------------
                                                                  $  101,703,932
                                                                  --------------
              Industrial Conglomerates - 1.5%
  665,200     3M Co.                                              $   56,089,664
1,532,300     General Electric Co.                                    56,802,361
                                                                  --------------
                                                                  $  112,892,025
                                                                  --------------
              Industrial Machinery - 0.4%
  379,950     Parker Hannifin Corp.                               $   28,614,035
                                                                  --------------
              Total Capital Goods                                 $  928,154,486
                                                                  --------------
              Transportation - 4.5%
              Airlines - 0.9%
1,736,200     Delta Air Lines, Inc.*(b)                           $   25,852,018
3,538,600     Southwest Airlines Co.                                  43,170,920
                                                                  --------------
                                                                  $   69,022,938
                                                                  --------------
              Railroads - 3.6%
  766,500     Burlington Northern, Inc.                           $   63,795,795
1,200,000     Canadian National Railway Co. (b)                       56,316,000
3,043,600     Norfolk Southern Corp.                                 153,519,184
                                                                  --------------
                                                                  $  273,630,979
                                                                  --------------
              Total Transportation                                $  342,653,917
                                                                  --------------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                    (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              Automobiles & Components - 2.5%
              Auto Parts & Equipment - 1.9%
3,858,000     Johnson Controls, Inc.                              $  139,042,320
                                                                  --------------
              Automobile Manufacturers - 0.6%
6,953,191     Ford Motor Corp.*(b)                                $   46,794,975
                                                                  --------------
              Total Automobiles & Components                      $  185,837,295
                                                                  --------------
              Consumer Durables & Apparel - 0.7%
              Apparel, Accessories & Luxury Goods - 0.7%
1,400,000     Coach, Inc.*                                        $   42,812,000
  403,800     Liz Claiborne, Inc. (b)                                  8,217,330
                                                                  --------------
                                                                  $   51,029,330
                                                                  --------------
              Total Consumer Durables & Apparel                   $   51,029,330
                                                                  --------------
              Media - 4.8%
              Movies & Entertainment - 0.5%
1,079,200     The Walt Disney Co.                                 $   34,836,576
                                                                  --------------
              Publishing - 4.3%
  948,000     Gannett Co.                                         $   36,972,000
3,494,400     John Wiley & Sons, Inc.+                               149,700,096
3,121,800     McGraw-Hill Co., Inc.                                  136,766,058
                                                                  --------------
                                                                  $  323,438,154
                                                                  --------------
              Total Media                                         $  358,274,730
                                                                  --------------
              Retailing - 4.4%
              Department Stores - 1.7%
1,428,200     J.C. Penney Co., Inc.                               $   62,826,518
1,680,100     Nordstrom, Inc. (b)                                     61,710,073
                                                                  --------------
                                                                  $  124,536,591
                                                                  --------------
              General Merchandise Stores - 1.5%
2,284,700     Target Corp.                                        $  114,235,000
                                                                  --------------
              Home Improvement Retail - 0.6%
2,015,200     Lowe's Companies, Inc.                              $   45,583,824
                                                                  --------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
               Specialty Stores - 0.6%
  600,300      Barnes & Noble, Inc. (b)                           $   20,680,335
1,100,000      Staples, Inc.                                          25,377,000
                                                                  --------------
                                                                  $   46,057,335
                                                                  --------------
               Total Retailing                                    $  330,412,750
                                                                  --------------
               Food & Drug Retailing - 2.8%
               Drug Retail - 2.1%
1,213,800      CVS Corp.                                          $   48,248,550
2,854,500      Walgreen Co.                                          108,699,360
                                                                  --------------
                                                                  $  156,947,910
                                                                  --------------
               Food Distributors - 0.7%
1,732,400      Sysco Corp.                                        $   54,068,204
                                                                  --------------
               Total Food & Drug Retailing                        $  211,016,114
                                                                  --------------
               Food, Beverage & Tobacco - 7.5%
               Packaged Foods & Meats - 5.0%
1,716,000      Campbell Soup Co.                                  $   61,312,680
  910,600      General Mills, Inc.                                    51,904,200
1,506,750      H.J. Heinz Co., Inc.                                   70,335,090
1,925,000      Hershey Foods Corp. (b)                                75,845,000
  676,500      Kellogg Co.                                            35,468,895
2,500,000      Kraft Foods, Inc.                                      81,575,000
                                                                  --------------
                                                                  $  376,440,865
                                                                  --------------
               Soft Drinks - 2.5%
1,000,000      Coca-Cola Co.                                      $   61,370,000
1,648,890      PepsiCo, Inc.                                         125,150,751
                                                                  --------------
                                                                  $  186,520,751
                                                                  --------------
               Total Food, Beverage & Tobacco                     $  562,961,616
                                                                  --------------
               Household & Personal Products - 2.1%
               Household Products - 1.8%
  303,300      Clorox Co.                                         $   19,766,061
1,434,200      Colgate-Palmolive Co.                                 111,810,232
                                                                  --------------
                                                                  $  131,576,293
                                                                  --------------


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                    (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
               Personal Products - 0.3%
  581,300      Estee Lauder Co.                                   $   25,350,493
                                                                  --------------
               Total Household & Personal Products                $  156,926,786
                                                                  --------------
               Health Care Equipment & Services - 5.1%
               Health Care Equipment - 5.1%
1,540,300      Becton, Dickinson & Co.                            $  128,738,274
  952,600      C. R. Bard, Inc.                                       90,306,480
1,073,100      Medtronic, Inc.                                        53,944,737
1,512,100      St. Jude Medical, Inc.*                                61,451,744
  800,000      Zimmer Holdings, Inc.*                                 52,920,000
                                                                  --------------
                                                                  $  387,361,235
                                                                  --------------
               Total Health Care Equipment & Services             $  387,361,235
                                                                  --------------
               Pharmaceuticals & Biotechnology - 7.1%
               Pharmaceuticals - 7.1%
1,599,700      Abbott Laboratories                                $   89,823,155
1,103,000      Barr Laboratorie, Inc.*                                58,569,300
1,099,300      Eli Lilly & Co.                                        58,691,627
  975,403      Merck & Co., Inc.                                      56,680,668
3,000,000      Pfizer, Inc.                                           68,190,000
  389,800      Roche Holdings AG                                      67,259,068
3,792,800      Schering-Plough Corp.                                 101,040,192
  750,000      Teva Pharmaceutical Industries, Ltd. (b)               34,860,000
                                                                  --------------
                                                                  $  535,114,010
                                                                  --------------
               Total Pharmaceuticals & Biotechnology              $  535,114,010
                                                                  --------------
               Banks - 4.7%
               Diversified Banks - 2.6%
  451,239      Banco Bilbao Vizcaya (A.D.R.) (b)                  $   10,942,546
2,480,307      U.S. Bancorp                                           78,724,944
  838,828      Wachovia Corp. (b)                                     31,900,629
2,455,400      Wells Fargo & Co.                                      74,128,526
                                                                  --------------
                                                                  $  195,696,645
                                                                  --------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Regional Banks - 2.1%
2,664,648     National City Corp.                                 $   43,860,106
1,155,300     SunTrust Banks, Inc.                                    72,194,697
  939,500     Zions Bancorporation                                    43,865,255
                                                                  --------------
                                                                  $  159,920,058
                                                                  --------------
              Total Banks                                         $  355,616,703
                                                                  --------------
              Diversified Financials - 1.4%
              Asset Management & Custody Banks - 0.6%
  785,728     T. Rowe Price Associates, Inc.                      $   47,835,121
                                                                  --------------
              Consumer Finance - 0.8%
1,126,500     American Express Co.                                $   58,600,530
                                                                  --------------
              Total Diversified Financials                        $  106,435,651
                                                                  --------------
              Insurance - 4.0%
              Life & Health Insurance - 0.9%
1,100,900     MetLife, Inc.                                       $   67,837,458
                                                                  --------------
              Multi-Line Insurance - 0.8%
  701,100     Hartford Financial Services Group, Inc.             $   61,128,909
                                                                  --------------
              Property & Casualty Insurance - 2.3%
2,348,400     Chubb Corp.                                         $  128,175,672
  860,900     Safeco Corp.                                            47,934,912
                                                                  --------------
                                                                  $  176,110,584
                                                                  --------------
              Total Insurance                                     $  305,076,951
                                                                  --------------
              Software & Services - 3.7%
              Application Software - 0.7%
1,240,400     Adobe Systems, Inc.*                                $   53,002,292
                                                                  --------------
              Data Processing & Outsourced Services - 1.7%
1,159,200     Automatic Data Processing, Inc.                     $   51,619,176
  552,800     DST Systems, Inc.*(b)                                   45,633,640
  551,250     Fiserv, Inc.*                                           30,588,863
                                                                  --------------
                                                                  $  127,841,679
                                                                  --------------
              Systems Software - 1.3%
2,686,400     Microsoft Corp.                                     $   95,635,840
                                                                  --------------
              Total Software & Services                           $  276,479,811
                                                                  --------------


 The accompanying notes are an integral part of these financial statements.   23

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                    (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              Technology Hardware & Equipment - 8.7%
              Communications Equipment - 4.0%
1,850,000     Cisco Systems, Inc.*                                $   50,079,500
1,200,000     Corning, Inc.                                           28,788,000
4,358,561     Motorola, Inc.                                          69,911,318
3,978,600     Nokia Corp. (A.D.R.) (b)                               152,738,454
                                                                  --------------
                                                                  $  301,517,272
                                                                  --------------
              Computer Hardware - 3.2%
2,297,400     Dell, Inc.*                                         $   56,309,274
2,726,211     Hewlett-Packard Co.                                    137,619,131
2,764,600     Sun Microsystems, Inc.*                                 50,122,198
                                                                  --------------
                                                                  $  244,050,603
                                                                  --------------
              Computer Storage & Peripherals - 0.4%
1,520,500     EMC Corp.*                                          $   28,174,865
                                                                  --------------
                                                                  $   28,174,865
                                                                  --------------
              Office Electronics - 1.1%
1,865,850     Canon, Inc. (A.D.R.)                                $   85,511,906
                                                                  --------------
              Total Technology Hardware & Equipment               $  659,254,646
                                                                  --------------
              Semiconductors - 3.3%
              Semiconductor Equipment - 0.6%
2,496,500     Applied Materials, Inc.                             $   44,337,840
                                                                  --------------
              Semiconductors - 2.7%
3,711,300     Intel Corp.                                         $   98,943,258
3,253,500     Texas Instruments, Inc.                                108,666,900
                                                                  --------------
                                                                  $  207,610,158
                                                                  --------------
              Total Semiconductors                                $  251,947,998
                                                                  --------------
              Telecommunication Services - 3.5%
              Integrated Telecommunication Services - 3.5%
4,966,567     AT&T Corp.                                          $  206,410,525
1,026,306     Verizon Communications, Inc.                            44,839,309
1,029,109     Windstream Corp.                                        13,398,999
                                                                  --------------
                                                                  $  264,648,833
                                                                  --------------
              Total Telecommunication Services                    $  264,648,833
                                                                  --------------


24  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                                         Value
                  Utilities - 1.1%
                  Electric Utilities - 0.6%
  1,112,400       Southern Co.                                             $   43,105,500
                                                                           --------------
                  Multi-Utilities - 0.5%
    754,100       Consolidated Edison, Inc.                                $   36,837,784
                                                                           --------------
                  Total Utilities                                          $   79,943,284
                                                                           --------------
                  TOTAL COMMON STOCKS
                  (Cost $4,203,346,410)                                    $7,471,426,023
                                                                           --------------
                  TEMPORARY CASH INVESTMENTS - 4.2%
  Principal
     Amount
                  Repurchase Agreement - 0.5%
 40,070,000       J.P. Morgan Chase & Co., 4.0%, dated 12/31/07,
                  repurchase price of $40,070,000 plus accrued
                  interest on 1/2/08 collateralized by the following:      $   40,070,000
                                                                           --------------
                    $39,787,689, U.S. Treasury Bill,
                      0.0%, 6/19/08
                    $1,069,921, Tennessee Valley Authority,
                      7.125%, 5/1/30
                    $279,709, Tennessee Valley Authority,
                      6.79%, 5/23/12
     Shares
                  Time Deposits - 3.7%
128,855,076       Dresdner Bank AG                                         $  128,855,076
 66,972,425       Royal Bank of Canada                                     $   66,972,425
 59,659,900       Rabobank Nederland N.V.                                  $   59,659,900
 21,422,156       Bank of Montreal                                         $   21,422,156
                                                                           --------------
                                                                           $  276,909,557
                                                                           --------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $316,979,557)                                      $  316,979,557
                                                                           --------------
                  TOTAL INVESTMENT IN SECURITIES - 103.3%
                  (Cost $4,520,325,967) (a)                                $7,788,405,580
                                                                           --------------
                  OTHER ASSETS AND LIABILITIES - (3.3)%                    $ (247,445,167)
                                                                           --------------
                  TOTAL NET ASSETS - 100.0%                                $7,540,960,413
                                                                           ==============


 The accompanying notes are an integral part of these financial statements.   25

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                    (continued)
--------------------------------------------------------------------------------

*        Non-income producing security.

+ Investment held by the Fund representing 5% or more of voting stock of such company.

(A.D.R.) American Depositary Receipt


(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $4,529,966,048 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost       $3,423,912,209
         Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value         (165,472,677)
                                                                  --------------
         Net unrealized gain                                      $3,258,439,532
                                                                  ==============

(b)      At December 31, 2007, the following securities were out on loan:

            Shares     Security                                     Market Value
            83,600     Banco Bilbao Vizcaya (A.D.R.)                $  2,027,300
            71,900     Barnes & Noble, Inc.                            2,476,955
           941,988     Canadian National Railway Co.                  44,207,497
           199,200     DST Systems, Inc.*                             16,443,960
         1,499,900     Delta Air Lines, Inc.*                         22,333,511
           348,200     Dow Chemical Co.                               13,726,044
           275,000     Emerson Electric Co.                           15,581,500
         3,131,908     Ford Motor Corp.*                              21,077,741
           400,000     Hershey Foods Corp.                            15,760,000
           362,665     Liz Claiborne, Inc.                             7,380,233
           348,700     Nokia Corp. (A.D.R.)                           13,386,593
         1,002,600     Nordstrom, Inc.                                36,825,498
           637,000     Teva Pharmaceutical Industries, Ltd.           29,607,760
           450,000     Wachovia Corp.                                 17,113,500
                                                                    ------------
                       Total                                        $257,948,092
                                                                    ============

Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2007 aggregated $755,163,387 and $1,486,768,501, respectively.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $257,948,092)
   (cost $4,512,578,367)                                               $7,638,705,484
  Investment in securities of affiliated issuers, at value
   (cost $7,747,600)                                                      149,700,096
                                                                       --------------
   Total investment in securities, at value
   (cost $4,520,325,967)                                               $7,788,405,580
  Cash                                                                     13,502,361
  Receivables -
   Investment securities sold                                              12,831,978
   Fund shares sold                                                         8,757,833
   Dividends, interest and foreign taxes withheld                          14,493,643
  Other                                                                       185,720
                                                                       --------------
     Total assets                                                      $7,838,177,115
                                                                       --------------
LIABILITIES:
  Payables -
   Investment securities purchased                                     $   12,761,915
   Fund shares repurchased                                                  5,428,807
   Upon return of securities loaned                                       276,909,557
  Due to affiliates                                                         1,639,672
  Accrued expenses                                                            476,751
                                                                       --------------
     Total liabilities                                                 $  297,216,702
                                                                       --------------
NET ASSETS:
  Paid-in capital                                                      $4,150,251,597
  Accumulated net realized gain on investments                            122,626,852
  Net unrealized gain on investments                                    3,268,079,613
  Net unrealized gain on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies              2,351
                                                                       --------------
     Total net assets                                                  $7,540,960,413
                                                                       ==============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A ($6,299,615,201/135,994,035 shares)                          $        46.32
                                                                       ==============
  Class B ($296,490,633/6,572,500 shares)                              $        45.11
                                                                       ==============
  Class C ($296,094,388/6,646,965 shares)                              $        44.55
                                                                       ==============
  Class R ($161,311,080/3,478,832 shares)                              $        46.37
                                                                       ==============
  Class Y ($487,357,408/10,492,335 shares)                             $        46.45
                                                                       ==============
  Class Z ($91,703/1,976 shares)                                       $        46.41
                                                                       ==============
MAXIMUM OFFERING PRICE:
  Class A ($46.32 [divided by] 94.25%)                                 $        49.15
                                                                       ==============


 The accompanying notes are an integral part of these financial statements.   27

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of
   $1,142,629) and including income from affiliated
   issuers of $1,502,592)                                 $ 149,882,864
  Interest                                                      924,006
  Income from securities loaned, net                            626,234
                                                          -------------
     Total investment income                                                   $ 151,433,104
                                                                               -------------
EXPENSES:
  Management fees
   Basic Fee                                              $  47,725,178
   Performance Adjustment                                     3,440,679
  Transfer agent fees and expenses
   Class A                                                   11,716,733
   Class B                                                    1,109,402
   Class C                                                      613,844
   Class R                                                       50,407
   Class Y                                                       67,610
   Class Z                                                           16
  Distribution fees
   Class A                                                   15,652,735
   Class B                                                    3,582,740
   Class C                                                    3,141,038
   Class R                                                      732,455
  Administrative fees                                         1,794,139
  Custodian fees                                                224,697
  Registration fees                                             156,647
  Professional fees                                             194,449
  Interest expense                                                  191
  Printing expense                                              370,201
  Fees and expenses of nonaffiliated trustees                   141,901
  Miscellaneous                                                 244,581
                                                          -------------
     Total expenses                                                            $  90,959,643
     Less fees paid indirectly                                                      (743,000)
                                                                               -------------
     Net expenses                                                              $  90,216,643
                                                                               -------------
      Net investment income                                                    $  61,216,461
                                                                               -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                            $ 603,234,063
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies           26,448        $ 603,260,511
                                                          -------------        -------------
  Change in net unrealized gain (loss) on:
   Investments                                            $(288,056,397)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            1,203        $(288,055,194)
                                                          -------------        -------------
  Net gain on investments                                                      $ 315,205,317
                                                                               -------------
  Net increase in net assets resulting from operations                         $ 376,421,778
                                                                               =============


28  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively

                                                                Year Ended          Year Ended
                                                                 12/31/07            12/31/06
FROM OPERATIONS:
Net investment income                                       $     61,216,461    $     64,340,929
Net realized gain on investments and foreign
  currency transactions                                          603,260,511         369,780,416
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                             (288,055,194)        708,733,918
                                                            ----------------    ----------------
    Net increase in net assets resulting from operations    $    376,421,778    $  1,142,855,263
                                                            ----------------    ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.41 and $0.43 per share, respectively)       $    (54,679,851)   $    (54,613,099)
    Class B ($0.00 and $0.01 per share, respectively)                      -            (103,030)
    Class C ($0.06 and $0.09 per share, respectively)               (374,134)           (595,850)
    Investor Class ($0.00 and $0.53 per share,
     respectively)                                                         -          (5,809,416)
    Class R ($0.35 and $0.38 per share, respectively)             (1,050,005)           (672,565)
    Class Y ($0.61 and $0.62 per share, respectively)             (5,680,764)         (4,313,591)
    Class Z ($0.47 and $0.00 per share, respectively)                   (932)                  -
Net realized gain:
    Class A ($3.57 and $2.83 per share, respectively)           (454,506,280)       (346,665,165)
    Class B ($3.57 and $2.83 per share, respectively)            (22,503,839)        (23,621,865)
    Class C ($3.57 and $2.83 per share, respectively)            (22,180,345)        (17,913,199)
    Investor Class ($0.00 and $2.83 per share,
     respectively)                                                         -         (29,273,755)
    Class R ($3.57 and $2.83 per share, respectively)            (11,330,183)         (5,698,047)
    Class Y ($3.57 and $2.83 per share, respectively)            (34,284,341)        (21,483,021)
    Class Z ($3.57 and $0.00 per share, respectively)                 (7,057)                  -
                                                            ----------------    ----------------
     Total distributions to shareowners                     $   (606,597,731)   $   (510,762,603)
                                                            ----------------    ----------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $    846,660,776    $    872,557,510
Reinvestment of distributions                                    545,172,182         450,743,693
Cost of shares repurchased                                    (1,523,672,524)     (1,305,955,987)
                                                            ----------------    ----------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                           $   (131,839,566)   $     17,345,216
                                                            ----------------    ----------------
    Net increase (decrease) in net assets                   $   (362,015,519)   $    649,437,876
NET ASSETS:
Beginning of year                                              7,902,975,932       7,253,538,056
                                                            ----------------    ----------------
End of year                                                 $  7,540,960,413    $  7,902,975,932
                                                            ================    ================
Distributions in excess of net investment income            $              -    $              -
                                                            ================    ================


 The accompanying notes are an integral part of these financial statements.   29

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                   '07 Shares         '07 Amount        '06 Shares        '06 Amount
CLASS A
Shares sold                         10,311,922    $    515,097,783       12,263,526    $  575,796,730
Conversion of Investor Class
  shares to Class A shares                   -                   -       10,918,476       523,322,574
Reinvestment of distributions       10,133,411         465,855,072        7,596,525       358,158,051
Less shares repurchased            (23,353,347)     (1,177,249,539)     (19,639,233)     (922,039,359)
                                   -----------    ----------------      -----------    --------------
    Net increase (decrease)         (2,908,014)   $   (196,296,684)      11,139,294    $  535,237,996
                                   ===========    ================      ===========    ==============

CLASS B
Shares sold                            527,816    $     25,527,228          736,274    $   33,815,613
Reinvestment of distributions          429,811          19,045,228          432,374        19,883,830
Less shares repurchased             (3,018,531)       (147,248,151)      (3,508,258)     (160,196,570)
                                   -----------    ----------------      -----------    --------------
    Net decrease                    (2,060,904)   $   (102,675,695)      (2,339,610)   $ (106,497,127)
                                   ===========    ================      ===========    ==============
CLASS C
Shares sold                          1,087,496    $     51,404,697        1,140,653    $   51,943,174
Reinvestment of distributions          315,373          13,826,369          252,716        11,504,548
Less shares repurchased             (1,428,783)        (68,898,510)      (1,556,071)      (70,354,257)
                                   -----------    ----------------      -----------    --------------
    Net decrease                       (25,914)   $     (3,667,444)        (162,702)   $   (6,906,535)
                                   ===========    ================      ===========    ==============
INVESTOR CLASS
Shares sold                                  -    $              -            3,185    $      164,560
Reinvestment of distributions                -                   -          698,081        32,900,373
Conversion of Investor Class
  shares to Class A shares                   -                   -      (10,921,762)     (523,322,574)
Less shares repurchased                      -                   -       (1,485,328)      (69,346,663)
                                   -----------    ----------------      -----------    --------------
    Net decrease                             -    $              -      (11,705,824)   $ (559,604,304)
                                   ===========    ================      ===========    ==============
CLASS R
Shares sold                          1,587,110    $     79,939,482        1,102,187    $   51,798,096
Reinvestment of distributions          265,657          12,201,241          133,342         6,296,607
Less shares repurchased               (542,531)        (27,436,367)        (223,402)      (10,582,891)
                                   -----------    ----------------      -----------    --------------
    Net increase                     1,310,236    $     64,704,356        1,012,127    $   47,511,812
                                   ===========    ================      ===========    ==============
CLASS Y
Shares sold                          3,472,708    $    174,591,582        3,343,263    $  159,039,337
Reinvestment of distributions          740,778          34,244,272          465,151        22,000,284
Less shares repurchased             (2,043,668)       (102,839,957)      (1,564,467)      (73,436,247)
                                   -----------    ----------------      -----------    --------------
    Net increase                     2,169,818    $    105,995,897        2,243,947    $  107,603,374
                                   ===========    ================      ===========    ==============
CLASS Z*
Shares sold                              1,976    $        100,004
                                   -----------    ----------------
    Net increase                         1,976    $        100,004
                                   ===========    ================

* Class Z shares were first publicly offered on April 30, 2007.


30 The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year           Year           Year           Year           Year
                                                             Ended          Ended          Ended          Ended          Ended
                                                           12/31/07       12/31/06       12/31/05       12/31/04       12/31/03
CLASS A
Net asset value, beginning of period                      $    48.10     $    44.21     $    42.06     $    38.00     $    30.76
                                                          ----------     ----------     ----------     ----------     ----------
Increase from investment operations:
 Net investment income                                    $     0.41     $     0.43     $     0.37     $     0.35     $     0.28
 Net realized and unrealized gain on investments                1.79           6.72           2.31           4.05           7.24
                                                          ----------     ----------     ----------     ----------     ----------
  Net increase from investment operations                 $     2.20     $     7.15     $     2.68     $     4.40     $     7.52
Distributions to shareowners:
 Net investment income                                         (0.41)         (0.43)         (0.39)         (0.34)         (0.28)
 Net realized gain                                             (3.57)         (2.83)         (0.14)             -              -
                                                          ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net asset value                $    (1.78)    $     3.89     $     2.15     $     4.06     $     7.24
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                            $    46.32     $    48.10     $    44.21     $    42.06     $    38.00
                                                          ==========     ==========     ==========     ==========     ==========
Total return*                                                   4.71%         16.39%          6.40%         11.64%         24.58%
Ratio of net expenses to average net assets+                    1.09%          1.11%          1.08%          1.06%          1.09%
Ratio of net investment income to average net assets+           0.81%          0.90%          0.88%          0.90%          0.86%
Portfolio turnover rate                                           10%             9%            13%            14%             6%
Net assets, end of period (in thousands)                  $6,299,615     $6,681,712     $5,648,986     $5,626,270     $5,370,888
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   1.08%          1.10%          1.08%          1.06%          1.09%
 Net investment income                                          0.82%          0.91%          0.88%          0.90%          0.86%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.  31

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year           Year      Year           Year        Year
                                                                  Ended          Ended     Ended          Ended       Ended
                                                                 12/31/07      12/31/06   12/31/05      12/31/04     12/31/03
CLASS B
Net asset value, beginning of period                             $  46.98      $  43.21   $  41.15      $  37.18     $  30.14
                                                                 --------      --------   --------      --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  (0.04)     $   0.03   $  (0.02)     $   0.01     $  (0.02)
 Net realized and unrealized gain on investments                     1.74          6.58       2.24          3.96         7.08
                                                                 --------      --------   --------      --------    - -------
  Net increase from investment operations                        $   1.70      $   6.61   $   2.22      $   3.97     $   7.06
Distributions to shareowners:
 Net investment income                                                  -         (0.01)     (0.02)            -        (0.02)
 Net realized gain                                                  (3.57)        (2.83)     (0.14)            -            -
                                                                 --------      --------   --------      --------     --------
Net increase (decrease) in net asset value                       $  (1.87)     $   3.77   $   2.06      $   3.97     $   7.04
                                                                 --------      --------   --------      --------     --------
Net asset value, end of period                                   $  45.11      $  46.98   $  43.21      $  41.15     $  37.18
                                                                 ========      ========   ========      ========     ========
Total return*                                                        3.76%        15.43%      5.39%        10.68%       23.44%
Ratio of net expenses to average net assets+                         1.99%         1.97%      2.01%         1.93%        2.00%
Ratio of net investment income (loss) to average net assets+        (0.10)%        0.04%     (0.05)%        0.02%       (0.05)%
Portfolio turnover rate                                                10%            9%        13%           14%           6%
Net assets, end of period (in thousands)                         $296,491      $405,566   $474,139      $538,786     $555,669
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        1.97%         1.96%      2.01%         1.93%        2.00%
 Net investment income (loss)                                       (0.08)%        0.05%     (0.05)%        0.02%       (0.05)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


32  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year         Year         Year         Year         Year
                                                            Ended        Ended        Ended        Ended        Ended
                                                          12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
CLASS C
Net asset value, beginning of period                      $  46.44     $  42.78     $  40.73     $  36.84     $  29.84
                                                          --------     --------     --------     --------     --------
Increase from investment operations:
 Net investment income                                    $   0.02     $   0.06     $   0.04     $   0.04     $   0.02
 Net realized and unrealized gain on investments              1.72         6.52         2.22         3.91         7.01
                                                          --------     --------     --------     --------     --------
  Net increase from investment operations                 $   1.74     $   6.58     $   2.26     $   3.95     $   7.03
Distributions to shareowners:
 Net investment income                                       (0.06)       (0.09)       (0.07)       (0.06)       (0.03)
 Net realized gain                                           (3.57)       (2.83)       (0.14)           -            -
                                                          --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                $  (1.89)    $   3.66     $   2.05     $   3.89     $   7.00
                                                          --------     --------     --------     --------     --------
Net asset value, end of period                            $  44.55     $  46.44     $  42.78     $  40.73     $  36.84
                                                          ========     ========     ========     ========     ========
Total return*                                                 3.88%       15.52%        5.55%       10.74%       23.58%
Ratio of net expenses to average net assets+                  1.88%        1.89%        1.87%        1.84%        1.89%
Ratio of net investment income to average net assets+         0.02%        0.12%        0.09%        0.11%        0.05%
Portfolio turnover rate                                         10%           9%          13%          14%           6%
Net assets, end of period (in thousands)                  $296,094     $309,868     $292,453     $313,420     $292,526
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.87%        1.88%        1.87%        1.84%        1.89%
 Net investment income                                        0.03%        0.13%        0.09%        0.11%        0.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  33

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year         Year         Year       Year
                                                            Ended        Ended       Ended       Ended     4/1/03(a) to
                                                          12/31/07     12/31/06    12/31/05    12/31/04      12/31/03
CLASS R
Net asset value, beginning of period                      $  48.16     $  44.27     $ 42.11     $ 38.06      $  29.24
                                                          --------     --------     -------     -------      --------
Increase from investment operations:
 Net investment income                                    $   0.33     $   0.34     $  0.30     $  0.29      $   0.21
 Net realized and unrealized gain on investments              1.80         6.76        2.33        4.09          8.84
                                                          --------     --------     -------     -------      --------
  Net increase from investment operations                 $   2.13     $   7.10     $  2.63     $  4.38      $   9.05
Distributions to shareowners:
 Net investment income                                       (0.35)       (0.38)      (0.33)      (0.33)        (0.23)
 Net realized gain                                           (3.57)       (2.83)      (0.14)          -             -
                                                          --------     --------     -------     -------      --------
Net increase (decrease) in net asset value                $  (1.79)    $   3.89     $  2.16     $  4.05      $   8.82
                                                          --------     --------     -------     -------      --------
Net asset value, end of period                            $  46.37     $  48.16     $ 44.27     $ 42.11      $  38.06
                                                          ========     ========     =======     =======      ========
Total return*                                                 4.56%       16.23%       6.28%      11.58%        31.02%(b)
Ratio of net expenses to average net assets+                  1.23%        1.26%       1.21%       1.14%         1.06%**
Ratio of net investment income to average net assets+         0.68%        0.75%       0.75%       0.89%         0.65%**
Portfolio turnover rate                                         10%           9%         13%         14%            6%
Net assets, end of period (in thousands)                  $161,311     $104,439     $51,194     $16,525      $  3,055
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.23%        1.26%       1.21%       1.14%         1.06%**
 Net investment income                                        0.68%        0.75%       0.75%       0.89%         0.65%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


34   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year         Year         Year         Year         Year
                                                            Ended        Ended        Ended        Ended        Ended
                                                          12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
CLASS Y
Net asset value, beginning of period                      $  48.23     $  44.31     $  42.16     $  38.09     $  30.82
                                                          --------     --------     --------     --------     --------
Increase from investment operations:
 Net investment income                                    $   0.60     $   0.60     $   0.58     $   0.52     $   0.41
 Net realized and unrealized gain on investments              1.80         6.77         2.28         4.06         7.28
                                                          --------     --------     --------     --------     --------
  Net increase from investment operations                 $   2.40     $   7.37     $   2.86     $   4.58     $   7.69
Distributions to shareowners:
 Net investment income                                       (0.61)       (0.62)       (0.57)       (0.51)       (0.42)
 Net realized gain                                           (3.57)       (2.83)       (0.14)           -            -
                                                          --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                $  (1.78)    $   3.92     $   2.15     $   4.07     $   7.27
                                                          --------     --------     --------     --------     --------
Net asset value, end of period                            $  46.45     $  48.23     $  44.31     $  42.16     $  38.09
                                                          ========     ========     ========     ========     ========
Total return*                                                 5.11%       16.88%        6.83%       12.15%       25.14%
Ratio of net expenses to average net assets+                  0.70%        0.70%        0.65%        0.61%        0.61%
Ratio of net investment income to average net assets+         1.21%        1.31%        1.31%        1.34%        1.31%
Portfolio turnover rate                                         10%           9%          13%          14%           6%
Net assets, end of period (in thousands)                  $487,357     $401,391     $269,333     $155,647     $139,210
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.70%        0.70%        0.65%        0.61%        0.61%
 Net investment income                                        1.21%        1.31%        1.31%        1.34%        1.31%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+ Ratio with no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.   35

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              4/30/07 to
                                                             12/31/07 (a)
CLASS Z
Net asset value, beginning of period                         $   50.61
                                                             ---------
Increase (decrease) from investment operations:
  Net investment income                                      $    0.42
  Net realized and unrealized loss on investments                (0.58)
                                                             ---------
   Net decrease from investment operations                   $   (0.16)
Distributions to shareowners:
  Net investment income                                          (0.47)
  Net realized gain                                              (3.57)
                                                             ---------
Net decrease in net asset value                              $   (4.20)
                                                             ---------
Net asset value, end of period                               $   46.41
                                                             =========
Total return*                                                    (0.70)%(b)
Ratio of net expenses to average net assets+                      0.70%**
Ratio of net investment income to average net assets+             1.25%**
Portfolio turnover rate                                             10%
Net assets, end of period (in thousands)                     $      92
Ratios with reduction for fees paid indirectly:
  Net expenses                                                    0.70%**
  Net investment income                                           1.25%**

(a) Class Z shares were first publicly offered on April 30, 2007.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Not Annualized.
+   Ratio with no reduction for fees paid indirectly.


36  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class R shares were first publicly offered on April 1, 2003. Class Z shares were first publicly offered on April 30, 2007. As planned on December 10, 2006, Investor Class shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares and Class Z shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains information regarding the fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                              (continued)
--------------------------------------------------------------------------------

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2007, the Fund has reclassified $569,225 to increase distributions in excess of net investment income and $569,225 to decrease accumulated net realized gain on investments. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:


-----------------------------------------------------------------------------
                                    2007             2006
-----------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $ 61,242,909     $ 76,235,865
  Long-term capital gain        545,354,822      434,526,738
                               ------------     ------------
    Total                      $606,597,731     $510,762,603
                               ============     ============
-----------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007:

--------------------------------------------------
                                       2007
--------------------------------------------------
 Undistributed long-term gain   $  132,266,933
 Unrealized appreciation         3,258,441,883
                                --------------
   Total                        $3,390,708,816
                                ==============
--------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $1,093,676 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2007.

E. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Distributions to shareowners are recorded as of the ex-dividend date.

   Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Class R shares can bear different transfer agent and distribution expense rates.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral, and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in various Time Deposits, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is equal to 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.550% on the excess over $10 billion. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the Fund's investment performance as compared with the Standard and Poor's 500 Index over a rolling

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +0.10%. For year ended December 31, 2007, the aggregate performance adjustment resulted in an increase to the basic fee of $3,440,679. For the year ended December 31, 2007, the net management fee was equivalent to 0.64% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $337,358 in management fees, administrative costs and certain other services payable to PIM at December 31, 2007.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,070,593 in transfer agent fees payable to PIMSS at December 31, 2007.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $231,721 in distribution fees payable to PFD at December 31, 2007. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For year ended December 31, 2007, CDSCs in the amount of $508,713 were paid to PFD.

5. Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended December 31, 2007, the Fund's custody expenses were reduced by $81,859 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS that may result in reduction in the Fund's transfer agent fees and expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced by $661,141 under these arrangements.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

For the year ended December 31, 2007, the average daily amount of borrowing outstanding for the one day the Fund utilized the line of credit was $120,000. The related weighted average annualized interest rate for the period was 5.81%, and the total interest expense on such borrowings was $191. As of December 31, 2007, there were no borrowings outstanding.

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended December 31, 2007:

-----------------------------------------------------------------------------------------
               Beginning                                          Ending
                Balance    Purchases     Sales      Dividend     Balance
  Affiliates    (shares)    (shares)   (shares)      Income      (shares)       Value
-----------------------------------------------------------------------------------------
  John Wiley
    and Sons   3,494,400    -           -          $1,502,592   3,494,400    $149,700,096
-----------------------------------------------------------------------------------------

8. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Fund (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP

Boston, Massachusetts
February 19, 2008

Pioneer Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2007, in the first quintile of its Morningstar category for the three and ten year periods ended June 30, 2007, and in the third quintile of its Morningstar category for the five year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fifth quintile relative to its Strategic Insight peer group. The Trustees noted the performance fee adjustment of four basis points in 2006 because of the Fund's first quintile

Pioneer Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

performance for that period. The Trustees also noted that the Fund had reached the previously negotiated breakpoint for assets in excess of $7.5 billion and that the management fee rate, at current asset levels, would be lower going forward. The Trustees considered the impact of the Fund's transfer agency expenses on its expense ratio and agreed with management that a larger minimum account size might disadvantage smaller investors, which would be a competitive disadvantage and would work to discourage new investors in the Fund.

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held       Length of Service and
Name and Age               With the Fund        Term of Office
John F. Cogan, Jr. (81)*   Chairman of the      Trustee since 1982.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement or
                                                removal.
--------------------------------------------------------------------------------

                                                                                       Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*   Deputy Chairman and a Director of Pioneer Global Asset      None
                           Management S.p.A. ("PGAM"); Non-Executive Chairman
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Management Inc. (since 2004); Director of
                           Fiduciary Counseling, Inc.; President and Director of
                           Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                           President of all of the Pioneer Funds; and Of Counsel,
                           Wilmer Cutler Pickering Hale and Dorr LLP

*Mr. Cogan is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                     Positions Held   Length of Service and
Name and Age         With the Fund    Term of Office
David R. Bock (64)   Trustee          Trustee since 2005.
                                      Serves until a succes-
                                      sor trustee is elected
                                      or earlier retirement or
                                      removal.


                                                                                     Other Directorships Held
Name and Age         Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)   Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                     Inc. (publicly traded health care services company) (2004       Social Investment
                     - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                     merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                     President and Chief Financial Officer, Pedestal Inc.            finance company); and
                     (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                     Mortgage Trust (publicly
                                                                                     traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held  Length of Service and
Name and Age                With the Fund   Term of Office
Mary K. Bush (59)           Trustee         Trustee since 1997.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee         Trustee since 1990.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee         Trustee since 2006.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
--------------------------------------------------------------------------------


                                                                                          Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                   by this Trustee
Mary K. Bush (59)           President, Bush International, LLC (international financial   Director of Brady Corpora-
                            advisory firm)                                                tion (industrial identifica-
                                                                                          tion and specialty coated
                                                                                          material products
                                                                                          manufacturer); Director of
                                                                                          Briggs & Stratton Co.
                                                                                          (engine manufacturer);
                                                                                          Director of UAL Corpora-
                                                                                          tion (airline holding
                                                                                          company) Director of
                                                                                          Mantech International
                                                                                          Corporation (national
                                                                                          security, defense, and
                                                                                          intelligence technology
                                                                                          firm): and Member, Board
                                                                                          of Governors, Investment
                                                                                          Company Institute
-----------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,    None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
-----------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                            Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                            ties services) (1986 - 2004)                                  for securities lending
                                                                                          industry)
-----------------------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Positions Held  Length of Service and
Name and Age               With the Fund   Term of Office
Marguerite A. Piret (59)   Trustee         Trustee since 1982.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 1985.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
--------------------------------------------------------------------------------


                                                                                      Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                by this Trustee
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &    Director of New America
                           Company, Inc. (investment banking firm)                    High Income Fund, Inc.
                                                                                      (closed-end investment
                                                                                      company)
------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment   None
                           firm)
------------------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service and
Name and Age                 With the Fund         Term of Office
Daniel K. Kingsbury (49)     Executive Vice        Since March 2007.
                             President             Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary             Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board
--------------------------------------------------------------------------------


                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Daniel K. Kingsbury (49)     Director, CEO and President of Pioneer Investment            None
                             Management USA Inc., Pioneer Investment Management,
                             Inc. and Pioneer Institutional Asset Management, Inc.
                             (since March 2007); Executive Vice President of all of the
                             Pioneer Funds (since March 2007); Director of Pioneer
                             Global Asset Management S.p.A. (since March 2007);
                             Head of New Markets Division, Pioneer Global Asset
                             Management S.p.A. (2000 - 2007)
-------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
-------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all
                             of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Positions Held             Length of Service and
Name and Age                   With the Fund              Term of Office
Gary Sullivan (49)             Assistant Treasurer        Since 2002. Serves at
                                                          the discretion of the
                                                          Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (34)    Assistant Treasurer        Since 2003. Serves at
                                                          the discretion of the
                                                          Board
--------------------------------------------------------------------------------
Teri W. Anderholm (48)         Chief Compliance           Since January 2007.
                               Officer                    Serves at the discre-
                                                          tion of the Board
--------------------------------------------------------------------------------

                                                                                                   Other Directorships Held
Name and Age                    Principal Occupation During Past Five Years                        by this Officer
Gary Sullivan (49)              Fund Accounting Manager - Fund Accounting, Administration          None
                                and Controllership Services of Pioneer; and Assistant
                                Treasurer of all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (34)     Fund Administration Manager - Fund Accounting, Administration      None
                                and Controllership Services since June 2003 and Assistant
                                Treasurer of all of the Pioneer Funds since September 2003;
                                Assistant Vice President - Mutual Fund Operations of State
                                Street Corporation from June 2002 to June 2003 (formerly
                                Deutsche Bank Asset Management)
--------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)          Chief Compliance Officer of Pioneer since December 2006            None
                                and of all the Pioneer Funds since January 2007l Vice
                                President and Compliance Officer, MFS Investment Management
                                (August 2005 to December 2006); Consultant, Fidelity
                                Investments (February 2005 to July 2005); Independent
                                Consultant (July 1997 to February 2005)
--------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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60
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $35,275 in 2007 and $33,915 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for German Swiss Translation totaled $5,200 during the fiscal year ended December 31, 2007. There were no audit-related services provided to the Fund during the fiscal year ended December 31, 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,820 in 2007 and $7,515 in 2006.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
Fees for German Swiss Translation totaled $5,200 during the fiscal year ended December 31, 2007. There were no other services provided to the Fund during the fiscal year ended December 31, 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $13,020 in 2007 and $7,515 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.